Earnings per share - Narrative (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Restricted stock
Earnings per share [line items]
Number of shares outstanding and non-vested (in shares)	4,653,659	3,793,883	4,226,605